Debt - Schedule of Annual Principal Payments (Details) - USD ($)	Mar. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Debt Disclosure [Abstract]
2019	$ 32,052	$ 49,318
2020	28,478	46,567
2021	15,117	29,614
2022	12,759	22,307
2023	9,425	25,653
Thereafter		11,362
Notes payable obligation		184,821
Less amounts representing interest		(24,792)
Total	$ 97,831	$ 160,029